Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Short-term benefits	$2,182	$2,646
Share-based payments	975	595
Termination benefits	1,446	-
Total	$4,603	$3,241